Shareholder Report, Holdings (Details) - C000241224	Apr. 30, 2026
FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
FR_G0593M107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FR_663567907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_ACI30VPD5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_708842901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%